Consolidated Statements of Comprehensive Income (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Consolidated Statements of Comprehensive Income [Abstract]
Change in fair value of derivatives, deferred tax expense (benefit)	$ 3,486	$ 1,456	$ (470)
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, deferred tax expense (benefit)		3,926
Reclassification from other comprehensive income into earnings, deferred tax expense (benefit)	$ (186)	$ 41	$ 209